Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Provision for Income Taxes

The provision for income taxes consisted of the following for the years ended December 31:

(Dollars in thousands)	2019	2018	2017
Current	$2,438	$2,170	$3,296
Deferred	66	93	(167)
Change in corporate tax rate	—	—	101
Total income tax provision	$2,504	$2,263	$3,230

Income Tax Provision Attributable to Income from Operations

The income tax provision attributable to income from operations differed from the amounts computed by applying the statutory federal income tax rate of 21% in 2019 and 2018 and 34% for 2017 to income before income taxes as follows:

(Dollars in thousands)	2019	2018	2017
Expected provision using statutory federal income tax rate	$2,713	$2,452	$3,513
Effect of bond and loan tax-exempt income	(124)	(128)	(251)
Interest expense associated with carrying certain tax exempt bonds and loans	5	5	6
Bank owned life insurance income	(94)	(71)	(121)
Other	4	5	83
Total income tax provision	$2,504	$2,263	$3,230

Tax Effects of Temporary Differences of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 were as follows:

(Dollars in thousands)	2019	2018
Allowance for loan losses	$1,571	$1,338
Unrealized loss on securities	—	367
Other	10	30
Deferred tax assets	1,581	1,735
Premises and equipment	(370)	(311)
Federal Home Loan Bank stock dividends	(376)	(376)
Deferred loan fees	(241)	(240)
Prepaid expenses	(111)	(76)
Unrealized gain on securities	(19)	—
Other	(338)	(286)
Deferred tax liabilities	(1,455)	(1,289)
Net deferred tax asset	$126	$446